CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Fitness product revenue	$ 1,617	$ 206	$ 1,927	$ 502	$ 574	$ 530
Membership revenue	224	38	586	94	142	74
Training revenue	173	62	484	183	246	77
Total revenue	2,014	306	2,997	779	962	681
Cost of fitness product revenue	(1,349)	(360)	(2,075)	(1,529)	(2,287)	(2,402)
Cost of membership	(768)	(960)	(2,768)	(2,861)	(3,807)	(5,693)
Cost of training	(185)	(109)	(522)	(300)	(396)	(1,454)
Total cost of revenue	(2,302)	(1,429)	(5,365)	(4,690)	(6,490)	(9,549)
Gross loss	(288)	(1,123)	(2,368)	(3,911)	(5,528)	(8,868)
Operating expenses:
Research and development	2,212	2,357	6,708	7,796	10,044	19,960
Sales and marketing	194	282	562	1,473	1,631	6,219
General and administrative	5,060	6,313	15,438	30,043	37,277	19,298
Total operating expenses	7,466	8,952	22,708	39,312	48,952	45,477
Loss from operations	(7,754)	(10,075)	(25,076)	(43,223)	(54,480)	(54,345)
Other income (expense), net:
Other income (expense), net	256	(179)	(506)	25	1	(4,036)
Interest (expense)	(1,831)	(154)	(6,750)	(1,382)	(1,588)	(952)
Gain upon debt forgiveness	0	0	0	2,595	2,595	523
Change in fair value of convertible notes and bridge notes					(306)	107
Loss on issuance of warrants	(4,780)	0	(5,551)	0
Gain (loss) upon extinguishment of debt and accounts payable	110	0	(1,622)	0
Change in fair value of convertible notes	0	0	(316)	(252)	(306)	107
Change in fair value of earnout	0	0	1,300	0
Change in fair value of derivatives	956	0	201	0
Change in fair value of warrants	5,902	0	9,148	2,266	2,405	478
Total other income (expense), net	613	(333)	(4,096)	3,252	3,107	(3,880)
Loss before provision for income taxes	(7,141)	(10,408)	(29,172)	(39,971)	(51,373)	(58,225)
Income tax expense	0	0	0	0	0	0
Net loss attributable to common stockholders	$ (7,141)	$ (10,408)	$ (29,172)	$ (39,971)	$ (51,373)	$ (58,225)
Net loss per share - basic	$ (153.5)	$ (2,934.7)	$ (1,522.2)	$ (13,606.1)	$ (16,614.85)	$ (477,963.21)
Net loss per share - diluted	$ (153.5)	$ (2,934.7)	$ (1,522.2)	$ (13,606.1)	$ (16,614.85)	$ (477,963.21)
Weighted average common stock outstanding - basic	46,535	3,547	19,164	2,938	3,092	122
Weighted average common stock outstanding - diluted	46,535	3,547	19,164	2,938	3,092	122